Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 contract	Dec. 31, 2011 contract
Derivative Instruments [Abstract]
Concentration of credit risk	$ 32,592,105	$ 18,514,952
Monthly average number of futures contracts bought	26,745	21,126
Monthly average number of futures contracts sold	25,220	21,561
Monthly average notional value of forward currency contracts traded	$ 1,245,000,000	$ 1,062,000,000